CONVERTIBLE REDEEMABLE PREFERRED SHARES - Liquidation Preferences and Accounting for preferred shares (Details) ¥ in Thousands	Jun. 01, 2018 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥)
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Marked to market value of derivative liabilities of conversion features | ¥				¥ 1,427,560
Conversion ratio	0.1
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001